JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM GLOBAL EQUITY FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

JOHCM ASIA EX-JAPAN EQUITY FUND

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

JOHCM US SMALL MID CAP EQUITY FUND

JOHCM INTERNATIONAL OPPORTUNITIES FUND

JOHCM GLOBAL INCOME BUILDER FUND

EACH A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated May 1, 2018

to the Statement of Additional Information dated January 28, 2018

I. CHANGE TO PORTFOLIO MANAGER HOLDINGS INFORMATION

On pages 42 and 43, under the heading “Investment Advisory and Other Services,” the paragraph entitled “Portfolio Manager Holdings” and the associated table are deleted in their entirety and replaced with the following:

The following table indicates for each Fund the dollar range of shares beneficially owned by the portfolio managers as of September 30, 2017.

Individual	Title		Dollar Range of Shares in the Funds
		None	$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Christopher J.D. Lees	Senior Fund Manager	X
Nudgem Richyal	Senior Fund Manager	X
James Syme	Senior Fund Manager	X
Paul Wimborne	Senior Fund Manager	X
Robert Cresci	Senior Fund Manager					X
Samir Mehta	Senior Fund Manager	X
Cho-Yu Kooi	Senior Fund Manager	X
Emery Brewer	Senior Fund Manager	X
Dr. Ivo Kovachev	Senior Fund Manager	X
Stephen Lew	Fund Manager			X
Thorsten Becker	Senior Fund Manager	X
Arun Daniel	Senior Fund Manager	X
Vincent Rivers	Senior Fund Manager	X
Ben Leyland	Senior Fund Manager	X
Robert Lancastle	Senior Fund Manager	X
Giorgio Caputo*	Senior Fund Manager							X
Robert Hordon*	Senior Fund Manager							X
Lale Topcuoglu*	Senior Fund Manager					X

*	Information is provided as of December 31, 2017 as the JOHCM Global Income Builder Fund did not commence operations until November 29, 2017.

Please note that, as non-U.S. residents, Christopher J.D. Lees, Nudgem Richyal, James Syme, Paul Wimborne, Samir Mehta, Cho-Yu Kooi, Emery Brewer, Ivo Kovachev, Ben Leyland, and Robert Lancastle are unable to invest directly in the Funds. Christopher J.D. Lees has exposure to the Global Equity strategy through another of the Adviser’s investment vehicles, James Syme and Paul Wimborne have exposure to the Emerging Markets Opportunities strategy through another of the Adviser’s investment vehicles, and Samir Mehta and Cho-Yu Kooi have exposure to the Asia ex Japan strategy through another of the Adviser’s investment vehicles. Additionally, Thorsten Becker, Arun Daniel and Vince Rivers currently do not invest directly in the Funds, although they do have exposure to the US Small Mid Cap Equity strategy through another of the Adviser’s investment vehicles.

On pages 44 through 47, under the heading “Other Portfolio Manager Information,” the associated tables are deleted in their entirety and replaced with the following:

The following tables indicate the number of accounts and asset under management (in millions) for each type of account for each portfolio manager as of September 30, 2017.

Christopher J.D. Lees, Senior Fund Manager, JOHCM Global Equity Fund and JOHCM International Select Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$8,347.9M	$0
Other Pooled Investment Vehicles	3	2	$3,882.2M	$3,325.8M
Other Accounts	5	1	$2,122.2M	$31.4M
Total	11	3	$14,352.3M	$3,357.2M

Nudgem Richyal, Senior Fund Manager, JOHCM Global Equity Fund and JOHCM International Select Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$8,347.9M	$0
Other Pooled Investment Vehicles	3	2	$3,882.2M	$3,325.8M
Other Accounts	5	1	$2,122.2M	$31.4M
Total	11	3	$14,352.3M	$3,357.2M

James Syme, Senior Fund Manager, JOHCM Emerging Markets Opportunities Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$347.7M	$0
Other Pooled Investment Vehicles	3	2	$957.5M	$377.3M
Other Accounts	1	0	$117.9M	$0
Total	5	2	$1,423.1M	$377.3M

Paul Wimborne, Senior Fund Manager, JOHCM Emerging Opportunities Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$347.7M	$0
Other Pooled Investment Vehicles	3	2	$957.5M	$377.3M
Other Accounts	1	0	$117.9M	$0
Total	5	2	$1,423.1M	$377.3M

Robert Cresci, Senior Fund Manager, JOHCM International Small Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$228.8M	$0
Other Pooled Investment Vehicles	1	0	$6.2M	$0
Other Accounts	0	0	$0	$0
Total	2	0	$235.0M	$0

Samir Mehta, Senior Fund Manager, JOHCM Asia ex Japan Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$334.4M	$0
Other Pooled Investment Vehicles	4	2	$1,124.3M	$819.6M
Other Accounts	3	2	$537.3M	$351.0M
Total	8	4	$1,996.0M	$1,170.6M

Cho-Yu Kooi, Senior Fund Manager, JOHCM Asia ex Japan Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$334.4M	$0
Other Pooled Investment Vehicles	4	2	$1,124.3M	$819.6M
Other Accounts	3	2	$537.3M	$351.0M
Total	8	4	$1,996.0M	$1,170.6M

Emery Brewer, Senior Fund Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$433.0M	$0
Other Pooled Investment Vehicles	6	2	$3,329.5M	$137.5M
Other Accounts	4	1	$803.6M	$159.2M
Total	13	3	$4,566.1M	$296.7M

Dr. Ivo Kovachev, Senior Fund Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$433.0M	$0
Other Pooled Investment Vehicles	6	2	$3,329.5M	$137.5M
Other Accounts	4	1	$803.6M	$159.2M
Total	13	3	$4,566.1M	$296.7M

Stephen Lew, Fund Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	$433.0M	$0
Other Pooled Investment Vehicles	6	2	$3,329.5M	$137.5M
Other Accounts	4	1	$803.6M	$159.2M
Total	13	3	$4,566.1M	$296.7M

Thorsten Becker, Senior Fund Manager, JOHCM US Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$6.6M	$0
Other Pooled Investment Vehicles	3	2	$60.4M	$58.9M
Other Accounts	0	0	$0	$0
Total	4	2	$67.0M	$58.9M

Arun Daniel, Senior Fund Manager, JOHCM US Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$6.6M	$0
Other Pooled Investment Vehicles	3	2	$60.4M	$58.9M
Other Accounts	0	0	$0	$0
Total	4	2	$67.0M	$58.9M

Vincent Rivers, Senior Fund Manager, JOHCM US Small Mid Cap Equity Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$6.6M	$0
Other Pooled Investment Vehicles	3	2	$60.4M	$58.9M
Other Accounts	0	0	$0	$0
Total	4	2	$67.0M	$58.9M

Ben Leyland, Senior Fund Manager, JOHCM International Opportunities Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$2.3M	$0
Other Pooled Investment Vehicles	1	1	$371.7M	$371.7M
Other Accounts	4	0	$2,222.8M	$0
Total	6	1	$2,596.8M	$371.7M

Robert Lancastle, Senior Fund Manager, JOHCM International Opportunities Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$2.3M	$0
Other Pooled Investment Vehicles	1	1	$371.7M	$371.7M
Other Accounts	4	0	$2,222.8M	$0
Total	6	1	$2,596.8M	$371.7M

Giorgio Caputo, Senior Fund Manager, JOHCM Global Income Builder Fund*

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$27.4M	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	0	0	$0	$0
Total	1	0	$27.4M	$0

Robert Hordon, Senior Fund Manager, JOHCM Global Income Builder Fund*

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$27.4M	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	0	0	$0	$0
Total	1	0	$27.4M	$0

Lale Topcuoglu, Senior Fund Manager, JOHCM Global Income Builder Fund*

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	$27.4M	$0
Other Pooled Investment Vehicles	0	0	$0	$0
Other Accounts	0	0	$0	$0
Total	1	0	$27.4M	$0

*	Information is provided as of December 31, 2017 as the JOHCM Global Income Builder Fund did not commence operations until November 29, 2017.

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